Property, plant and equipment	12 Months Ended
Dec. 31, 2019
Property, plant and equipment
Property, plant and equipment

14. Property, plant and equipment

FULLY OWNED	Land & building improvements	Installation & machinery	Furniture, fixtures & vehicles	Other tangible assets	Total
	(Euro, in thousands)
Acquisition value
On January 1 , 2017	€4,412	€29,733	€2,973	€505	€37,624
Additions	324	3,178	246	1,564	5,312
Sales and disposals		(844)	(17)		(861)
Reclassifications		881		(881)	—
Translation differences		112	7	1	120
On December 31, 2017	4,736	33,060	3,209	1,189	42,195
Additions	275	4,674	1,039	4,404	10,392
Sales and disposals		(486)	(826)		(1,311)
Reclassifications		753	13	(766)	—
Translation differences		29	16		46
On December 31, 2018	5,011	38,031	3,452	4,827	51,321
Additions	273	6,382	649	15,076	22,380
Sales and disposals		(1,521)	(97)		(1,618)
Reclassifications		1,792	3	(1,795)	—
Reclassifications to right of use				(251)	(251)
Translation differences		(30)	22		(8)
On December 31, 2019	5,284	44,655	4,028	17,856	71,823

Depreciations and impairment
On January 1 , 2017	2,025	18,252	2,184	203	22,663
Depreciation	316	3,027	234	55	3,633
Sales and disposals		(838)	(17)		(855)
Translation differences	1	53	7		61
On December 31, 2017	2,342	20,495	2,407	258	25,502
Depreciation	344	3,377	236	17	3,974
Sales and disposals		(485)	(826)		(1,310)
Translation differences		16	2		18
On December 31, 2018	2,686	23,403	1,819	275	28,184
Depreciation	394	4,018	399	7	4,818
Sales and disposals		(1,521)	(99)		(1,620)
Reclassifications to right of use				(251)	(251)
Translation differences		(15)			(15)
On December 31, 2019	3,080	25,885	2,119	31	31,117

Carrying amount
On December 31, 2017	€2,394	€12,565	€802	€930	€16,692
On December 31, 2018	€2,325	€14,628	€1,632	€4,552	€23,137
On December 31, 2019	€2,204	€18,770	€1,909	€17,825	€40,707

RIGHT-OF-USE	Land & building	Installation & machinery	Furniture, fixtures & vehicles	Total
	(Euro, in thousands)
Acquisition value

On December 31, 2018	€—	€—	€—	€—
Change in accounting policy ( modified retrospective application IFRS 16)	24,056	219	2,130	26,406
Restated balance on January 1, 2019	24,056	219	2,130	26,406
Additions	3,270	84	1,176	4,530
Reclassifications to right of use		251		251
Translation differences	38			38
On December 31, 2019	27,364	554	3,307	31,225

Depreciations and impairment

On December 31, 2018				—
Depreciation	4,666	91	867	5,624
Reclassifications to right of use		251		251
Translation differences	4			4
On December 31, 2019	4,670	342	867	5,879

Carrying amount

On December 31, 2019	€22,694	€212	€2,440	€25,345

Carrying amount on December 31, 2019
Property, plant and equipment fully owned				€40,707
Right-of-use				25,345
Total property, plant and equipment				€66,052

Due to adoption of IFRS 16 on January 1, 2019 we recognized an opening balance of right-of-use assets of €26.4 million on the balance sheet.

There are no pledged items of property, plant and equipment. There are also no restrictions in use on any items of property, plant and equipment.